Form N-1A Cover	Nov. 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Simplify Exchange Traded Funds
Entity Central Index Key	0001810747
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 01, 2025
Prospectus Date	May 22, 2026